PUT OPTIONS (Tables)	12 Months Ended
Dec. 31, 2012
PUT OPTIONS (Tables)
Assumptions used in Black-Scholes option pricing model

The following table illustrates the assumptions used in the Black-Scholes option pricing model at the measurement dates:

	May 23, 2011	December 1, 2011	December 31, 2011
Risk free interest rate	0.11%	0.11%	0.11%
Expected life (years)	0.5	1.0	0.9
Dividend yield	0%	0%	0%
Volatility	207%	198%	198%